Segment information	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segment information
26.	Segment information

The operating segment information is reported in the manner in which the Company’s senior management assesses business performance and makes decisions regarding investments and resource allocation.

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Consolidated assets by operating segment—06.30.2019
Current assets	7,069	12,022	1,751	78	4,976	25,507	(4,085)	47,318
Non-current assets	147,056	34,281	12,085	139	78	10,624	297	204,560

Long-term receivables	7,241	3,635	1,559	2	—	8,614	336	21,387
Investments	618	1,507	1,629	46	—	6	—	3,806
Property, plant and equipment	137,107	28,982	8,723	91	42	1,878	(39)	176,784
Operating assets	120,958	25,689	6,051	89	42	1,754	(39)	154,544
Under construction	16,149	3,293	2,672	2	—	124	—	22,240
Intangible assets	2,090	157	174	—	36	126	—	2,583

Total Assets	154,125	46,303	13,836	217	5,054	36,131	(3,788)	251,878

Consolidated assets by operating segment—12.31.2018
Current assets	5,324	11,964	2,027	79	2,575	18,750	(3,657)	37,062
Non-current assets	126,989	32,119	13,582	137	2,565	9,418	196	185,006

Long-term receivables	8,115	3,286	1,525	2	837	8,059	235	22,059
Investments	650	1,303	757	45	—	4	—	2,759
Property, plant and equipment	116,153	27,356	11,057	90	1,529	1,237	(39)	157,383
Operating assets	93,172	24,347	8,517	89	1,313	1,058	(39)	128,457
Under construction	22,981	3,009	2,540	1	216	179	—	28,926
Intangible assets	2,071	174	243	—	199	118	—	2,805

Total Assets	132,313	44,083	15,609	216	5,140	28,168	(3,461)	222,068

Consolidated Statement of Income by operating segment

	Q2—2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	12,660	16,673	2,575	55	223	—	(13,684)	18,502

Intersegments	12,522	3,937	826	53	8	—	(13,684)	3,662
Third parties	138	12,736	1,749	2	215	—	—	14,840
Cost of sales	(6,825)	(15,125)	(1,602)	(60)	(214)	—	13,026	(10,800)

Gross profit (loss)	5,835	1,548	973	(5)	9	—	(658)	7,702
Income (expenses)	(566)	(1,181)	4,909	(5)	(7)	(956)	(11)	2,183
Selling	(1)	(489)	(428)	(1)	(6)	—	(10)	(935)
General and administrative	(84)	(92)	(38)	(3)	(1)	(341)	—	(559)
Exploration costs	(100)	—	—	—	—	—	—	(100)
Research and development	(104)	(3)	(2)	—	—	(37)	—	(146)
Other taxes	(8)	(14)	(8)	(1)	(1)	(34)	—	(66)
Other income and expenses	(269)	(583)	5,385	—	1	(544)	(1)	3,989

Net income / (loss) before financial results and income taxes	5,269	367	5,882	(10)	2	(956)	(669)	9,885
Net finance income (expenses) (*)	—	—	—	—	—	(2,187)	—	(2,187)
Results in equity-accounted investments	37	47	40	(4)	—	—	—	120

Net income / (loss) before income taxes	5,306	414	5,922	(14)	2	(3,143)	(669)	7,818
Income taxes	(1,791)	(125)	(1,999)	3	(1)	726	227	(2,960)

Net income from continuing operations for the period	3,515	289	3,923	(11)	1	(2,417)	(442)	4,858
Net income from discontinued operations for the period	—	—	4	—	57	16	—	77

Net income for the period	3,515	289	3,927	(11)	58	(2,401)	(442)	4,935

Non-controlling interests	(1)	3	37	—	15	70	—	124

Net income from continuing operations	(1)	3	36	—	—	64	—	102
Net income from discontinued operations	—	—	1	—	15	6	—	22
Net income attributable to shareholders of Petrobras	3,516	286	3,890	(11)	43	(2,471)	(442)	4,811

Net income from continuing operations	3,516	286	3,887	(11)	2	(2,482)	(442)	4,756
Net income from discontinued operations	—	—	3	—	41	11	—	55

The total amounts of intersegment sales (US$ 3,662) relates to sales from the Refining, Transportation and Marketing (RT&M) to BR, which is currently presented as discontinued operation within distribution operating segment, and whose assets and liabilities are classified as held for sale.

Consolidated Statement of Income by operating segment

	Jan-Jun/2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	24,044	32,810	5,783	115	524	—	(25,971)	37,305

Intersegments	23,575	7,624	1,754	110	—	—	(25,971)	7,092
Third parties	469	25,186	4,029	5	524	—	—	30,213
Cost of sales	(13,629)	(30,030)	(3,903)	(122)	(494)	—	25,165	(23,013)

Gross profit (loss)	10,415	2,780	1,880	(7)	30	—	(806)	14,292
Income (expenses)	(1,126)	(1,801)	4,410	(9)	120	(2,391)	(19)	(816)
Selling	(1)	(953)	(845)	(1)	(18)	(3)	(17)	(1,838)
General and administrative	(154)	(178)	(74)	(7)	(4)	(707)	1	(1,123)
Exploration costs	(274)	—	—	—	—	—	—	(274)
Research and development	(198)	(7)	(7)	—	—	(72)	—	(284)
Other taxes	(29)	(36)	(24)	(2)	(2)	(66)	—	(159)
Other income and expenses	(470)	(627)	5,360	1	144	(1,543)	(3)	2,862

Net income / (loss) before financial results and income taxes	9,289	979	6,290	(16)	150	(2,391)	(825)	13,476
Net finance income (expenses) (*)	—	—	—	—	—	(4,422)	—	(4,422)
Results in equity-accounted investments	73	140	44	(5)	—	(1)	—	251

Net income / (loss) before income taxes	9,362	1,119	6,334	(21)	150	(6,814)	(825)	9,305
Income taxes	(3,158)	(333)	(2,138)	5	(51)	1,946	280	(3,449)

Net income from continuing operations for the period	6,204	786	4,196	(16)	99	(4,868)	(545)	5,856
Net income from discontinued operations for the period	—	—	8	—	164	32	—	204

Net income for the period	6,204	786	4,204	(16)	263	(4,836)	(545)	6,060

Non-controlling interests	(2)	(6)	66	—	46	75	—	179

Net income from continuing operations	(2)	(6)	64	—	—	65	—	121
Net income from discontinued operations	—	—	2	—	46	10	—	58
Net income attributable to shareholders of Petrobras	6,206	792	4,138	(16)	217	(4,911)	(545)	5,881

Net income from continuing operations	6,206	792	4,132	(16)	100	(4,934)	(545)	5,735
Net income from discontinued operations	—	—	6	—	117	23	—	146

(*)	It includes US$ 333 of finance expenses following the adoption of IFRS 16.

The total amounts of intersegment sales (US$ 7,092) relates to sales from the RT&M to BR, which is currently presented as discontinued operation within distribution operating segment, and whose assets and liabilities are classified as held for sale.

	Q2—2018—Restated
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	13,383	18,147	2,876	60	375	—	(14,088)	20,753

Intersegments	12,859	4,075	897	56	(6)	—	(14,088)	3,793
Third parties	524	14,072	1,979	4	381	—	—	16,960
Cost of sales	(7,601)	(15,603)	(2,121)	(55)	(348)	—	13,381	(12,347)

Gross profit (loss)	5,782	2,544	755	5	27	—	(707)	8,406
Income (expenses)	(915)	(539)	(592)	(5)	(18)	(1,745)	(10)	(3,824)
Selling	(19)	(408)	(507)	(1)	(18)	(147)	(6)	(1,106)
General and administrative	(59)	(94)	(32)	(5)	(2)	(364)	(1)	(557)
Exploration costs	(162)	—	—	—	—	—	—	(162)
Research and development	(117)	(2)	(6)	—	—	(39)	—	(164)
Other taxes	(9)	(35)	(14)	(1)	(1)	(34)	—	(94)
Other income and expenses	(549)	—	(33)	2	3	(1,161)	(3)	(1,741)

Net income / (loss) before financial results and income taxes	4,867	2,005	163	—	9	(1,745)	(717)	4,582
Net finance income (expenses) (*)	—	—	—	—	—	(817)	—	(817)
Results in equity-accounted investments	3	85	4	(7)	—	1	—	86

Net income / (loss) before income taxes	4,870	2,090	167	(7)	9	(2,561)	(717)	3,851
Income taxes	(1,655)	(682)	(56)	—	(3)	917	243	(1,236)

Net income from continuing operations for the period	3,215	1,408	111	(7)	6	(1,644)	(474)	2,615
Net income from discontinued operations for the period	—	—	3	—	44	26	—	73

Net income for the period	3,215	1,408	114	(7)	50	(1,618)	(474)	2,688

Non-controlling interests	(1)	(48)	39	—	15	(111)	—	(106)

Net income from continuing operations	(1)	(48)	39	—	(5)	(112)	—	(127)
Net income from discontinued operations	—	—	—	—	20	1	—	21
Net income attributable to shareholders of Petrobras	3,216	1,456	75	(7)	35	(1,507)	(474)	2,794

Net income from continuing operations	3,216	1,456	72	(7)	12	(1,533)	(474)	2,742
Net income from discontinued operations	—	—	3	—	23	26	—	52

The total amounts of intersegment sales (US$ 3,793) relates to sales from the RT&M to BR, which is currently presented as discontinued operation within distribution operating segment, and whose assets and liabilities are classified as held for sale.

Consolidated Statement of Income by operating segment

	Jan-Jun/2018—Restated
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	25,933	35,207	5,702	128	737	—	(27,352)	40,355

Intersegments	24,888	7,813	1,812	118	(14)	—	(27,352)	7,265
Third parties	1,045	27,394	3,890	10	751	—	—	33,090
Cost of sales	(15,030)	(30,759)	(3,922)	(119)	(680)	—	26,348	(24,162)

Gross profit (loss)	10,903	4,448	1,780	9	57	—	(1,004)	16,193
Income (expenses)	(652)	(1,270)	(1,380)	(11)	(38)	(2,891)	(20)	(6,262)
Selling	(41)	(853)	(1,069)	(1)	(34)	(149)	(14)	(2,161)
General and administrative	(134)	(200)	(69)	(10)	(7)	(738)	(1)	(1,159)
Exploration costs	(298)	—	—	—	—	—	—	(298)
Research and development	(221)	(5)	(10)	—	—	(80)	—	(316)
Other taxes	(59)	(60)	(25)	(2)	(2)	(86)	—	(234)
Other income and expenses	101	(152)	(207)	2	5	(1,838)	(5)	(2,094)

Net income / (loss) before financial results and income taxes	10,251	3,178	400	(2)	19	(2,891)	(1,024)	9,931
Net finance income (expenses) (*)	—	—	—	—	—	(3,035)	—	(3,035)
Results in equity-accounted investments	3	222	27	(9)	—	1	—	244

Net income / (loss) before income taxes	10,254	3,400	427	(11)	19	(5,925)	(1,024)	7,140
Income taxes	(3,485)	(1,081)	(136)	1	(6)	1,954	348	(2,405)

Net income from continuing operations for the period	6,769	2,319	291	(10)	13	(3,971)	(676)	4,735
Net income from discontinued operations for the period	—	—	8	—	147	(6)	—	149

Net income for the period	6,769	2,319	299	(10)	160	(3,977)	(676)	4,884

Non-controlling interests	(3)	(80)	75	—	43	(90)	—	(55)

Net income from continuing operations	(3)	(80)	75	—	—	(90)	—	(98)
Net income from discontinued operations	—	—	—	—	43	—	—	43
Net income attributable to shareholders of Petrobras	6,772	2,399	224	(10)	117	(3,887)	(676)	4,939

Net income from continuing operations	6,772	2,399	216	(10)	13	(3,881)	(676)	4,833
Net income from discontinued operations	—	—	8	—	104	(6)	—	106

The total amounts of intersegment sales (US$ 7,265) relates to sales from the RT&M to BR, which is currently presented as discontinued operation within distribution operating segment, and whose assets and liabilities are classified as held for sale.